Employee Benefits (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefits Explanatory [Line Items]
Assets of benefit plan	$ 2,367,273
Estimate of contributions expected to be paid to plan for next annual reporting period	102,831
Employee benefits expense	42,751,122	$ 44,900,469	$ 40,210,924
Domestic defined contribution plans [member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Employee benefits expense	1,024,700	1,003,063	936,923
Overseas defined contribution plans [Member]
Disclosure Of Employee Benefits Explanatory [Line Items]
Employee benefits expense	$ 923,378	$ 892,109	$ 1,127,958